UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
 This Amendment (Check only one.):    [  ] is a restatement.
                                      [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     M.D. Sass Associates, Inc.
Address:  1185 Avenue of the Americas, 18th Floor
          New York, NY, 10036

Form 13 F File Number: 28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rosemary Mooney
Title:  Vice President & Head of Operations
Phone:  (212) 843-8956

Signature, Place, and Date of Signing:

__________________________  ___________________________________  _______________
        [Signature]                    [City, State]                 [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28-______________________    ___________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16,012,935

Form 13F Information Table Value Total:     645,792
                                            (Thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

                                                                                  VALUE        SHARES/PRN    SH/     PUT/
            NAME OF ISSUER              TITLE OF CLASS              CUSIP        (X$1000)          AMT       PRN     CALL
---------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                      COMMON STOCK             025816109       22,513         514,925     SH
AMERICAN EXPRESS CO                      COMMON STOCK             025816109          205           4,700     SH
BAKER HUGHES INC                         COMMON STOCK             057224107       21,351         311,700     SH
BAKER HUGHES INC                         COMMON STOCK             057224107          199           2,900     SH
BOEING CO                                COMMON STOCK             097023105       21,445         288,350     SH
BOEING CO                                COMMON STOCK             097023105          201           2,700     SH
CHICAGO BRIDGE & IRON CO N V             COMMON STOCK             167250109       27,933         711,850     SH
CHICAGO BRIDGE & IRON CO N V             COMMON STOCK             167250109          263           6,700     SH
COPART INC                               COMMON STOCK             217204106            0               0     SH
CORNING INC                              COMMON STOCK             219350105       30,024       1,248,900     SH
CORNING INC                              COMMON STOCK             219350105          279          11,600     SH
DISNEY WALT CO                           COMMON STOCK             254687106       26,061         830,500     SH
DISNEY WALT CO                           COMMON STOCK             254687106          229           7,300     SH
E M C CORP MASS                          COMMON STOCK             268648102        4,979         347,200     SH
EXXON MOBIL CORP                         COMMON STOCK             30231G102           85           1,000     SH
GENERAL ELECTRIC CO                      COMMON STOCK             369604103       28,225         762,625     SH
GENERAL ELECTRIC CO                      COMMON STOCK             369604103          255           6,900     SH
HALLIBURTON CO                           COMMON STOCK             406216101       30,386         772,600     SH
HALLIBURTON CO                           COMMON STOCK             406216101          287           7,300     SH
HARLEY DAVIDSON INC                      COMMON STOCK             412822108       22,403         597,400     SH
HARLEY DAVIDSON INC                      COMMON STOCK             412822108          214           5,700     SH
INTEL CORP                               COMMON STOCK             458140100       21,549       1,017,445     SH
INTEL CORP                               COMMON STOCK             458140100          201           9,500     SH
JOHNSON & JOHNSON                        COMMON STOCK             478160104       25,581         394,336     SH
JOHNSON & JOHNSON                        COMMON STOCK             478160104          240           3,700     SH
JOY GLOBAL INC                           COMMON STOCK             481165108        8,784         134,800     SH
JOY GLOBAL INC                           COMMON STOCK             481165108           98           1,500     SH
METLIFE INC                              COMMON STOCK             59156R108       28,003         464,700     SH
METLIFE INC                              COMMON STOCK             59156R108          271           4,500     SH
MICROSOFT CORP                           COMMON STOCK             594918104       22,230         783,300     SH
MICROSOFT CORP                           COMMON STOCK             594918104          204           7,200     SH
MSC INDL DIRECT INC                      COMMON STOCK             553530106       26,455         626,150     SH
MSC INDL DIRECT INC                      COMMON STOCK             553530106          245           5,800     SH
POLO RALPH LAUREN CORP                   COMMON STOCK             731572103       13,777         236,350     SH
POLO RALPH LAUREN CORP                   COMMON STOCK             731572103          128           2,200     SH
PRECISION CASTPARTS CORP                 COMMON STOCK             740189105       13,556         132,800     SH
PRECISION CASTPARTS CORP                 COMMON STOCK             740189105          133           1,300     SH
PSYCHIATRIC SOLUTIONS INC                COMMON STOCK             74439H108       24,536         723,350     SH
PSYCHIATRIC SOLUTIONS INC                COMMON STOCK             74439H108          237           7,000     SH
QUALCOMM INC                             COMMON STOCK             747525103       18,794         458,400     SH
QUALCOMM INC                             COMMON STOCK             747525103          180           4,400     SH
QUEST DIAGNOSTICS INC                    COMMON STOCK             74834L100       22,821         504,100     SH
QUEST DIAGNOSTICS INC                    COMMON STOCK             74834L100          195           4,300     SH
ROCKWELL AUTOMATION INC                  COMMON STOCK             773903109       25,213         439,100     SH
ROCKWELL AUTOMATION INC                  COMMON STOCK             773903109          238           4,150     SH
SAFEWAY INC                              COMMON STOCK             786514208       12,553         427,700     SH
SAFEWAY INC                              COMMON STOCK             786514208          117           4,000     SH
SCHERING PLOUGH CORP                     COMMON STOCK             806605101        9,575         664,500     SH
SCHERING PLOUGH CORP                     COMMON STOCK             806605101           92           6,400     SH
SCHLUMBERGER LTD                         COMMON STOCK             806857108       29,771         342,200     SH
SCHLUMBERGER LTD                         COMMON STOCK             806857108          278           3,200     SH
TIME WARNER CABLE INC                    COMMON STOCK             88732J108       22,603         904,850     SH
TIME WARNER CABLE INC                    COMMON STOCK             88732J108          207           8,300     SH
TRANSOCEAN INC                           COMMON STOCK             G90073100       28,971         214,286     SH
TRANSOCEAN INC                           COMMON STOCK             G90073100          273           2,018     SH
WEATHERFORD INTERNATIONAL LTD            COMMON STOCK             G95089101       29,488         406,900     SH
WEATHERFORD INTERNATIONAL LTD            COMMON STOCK             G95089101          283           3,900     SH
ZEBRA TECHNOLOGIES CORP                  COMMON STOCK             989207105       20,200         606,250     SH
ZEBRA TECHNOLOGIES CORP                  COMMON STOCK             989207105          173           5,200     SH

                                                                          VOTING AUTHORITY
                                      INVSTMT   OTHER
          NAME OF ISSUER              DSCRETN   MANAGER            SOLE         SHARED       NONE
---------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                     SOLE       1              480,275            0      34,650
AMERICAN EXPRESS CO                                                     0            0       4,700
BAKER HUGHES INC                        SOLE       1              290,550            0      21,150
BAKER HUGHES INC                                                        0            0       2,900
BOEING CO                               SOLE       1              269,000            0      19,350
BOEING CO                                                               0            0       2,700
CHICAGO BRIDGE & IRON CO N V            SOLE       1              665,350            0      46,500
CHICAGO BRIDGE & IRON CO N V                                            0            0       6,700
COPART INC                              SOLE                            0            0           0
CORNING INC                             SOLE       1            1,161,500            0      87,400
CORNING INC                                                             0            0      11,600
DISNEY WALT CO                          SOLE       1              774,600            0      55,900
DISNEY WALT CO                                                          0            0       7,300
E M C CORP MASS                         SOLE       1              277,800            0      69,400
EXXON MOBIL CORP                        SOLE                        1,000            0           0
GENERAL ELECTRIC CO                     SOLE       1              711,125            0      51,500
GENERAL ELECTRIC CO                                                     0            0       6,900
HALLIBURTON CO                          SOLE       1              721,850            0      50,750
HALLIBURTON CO                                                          0            0       7,300
HARLEY DAVIDSON INC                     SOLE       1              557,100            0      40,300
HARLEY DAVIDSON INC                                                     0            0       5,700
INTEL CORP                              SOLE       1              948,495            0      68,950
INTEL CORP                                                              0            0       9,500
JOHNSON & JOHNSON                       SOLE       1              367,606            0      26,730
JOHNSON & JOHNSON                                                       0            0       3,700
JOY GLOBAL INC                          SOLE       1              129,850            0       4,950
JOY GLOBAL INC                                                          0            0       1,500
METLIFE INC                             SOLE       1              433,400            0      31,300
METLIFE INC                                                             0            0       4,500
MICROSOFT CORP                          SOLE       1              730,800            0      52,500
MICROSOFT CORP                                                          0            0       7,200
MSC INDL DIRECT INC                     SOLE       1              583,750            0      42,400
MSC INDL DIRECT INC                                                     0            0       5,800
POLO RALPH LAUREN CORP                  SOLE       1              220,150            0      16,200
POLO RALPH LAUREN CORP                                                  0            0       2,200
PRECISION CASTPARTS CORP                SOLE       1              124,150            0       8,650
PRECISION CASTPARTS CORP                                                0            0       1,300
PSYCHIATRIC SOLUTIONS INC               SOLE       1              673,200            0      50,150
PSYCHIATRIC SOLUTIONS INC                                               0            0       7,000
QUALCOMM INC                            SOLE       1              428,200            0      30,200
QUALCOMM INC                                                            0            0       4,400
QUEST DIAGNOSTICS INC                   SOLE       1              469,650            0      34,450
QUEST DIAGNOSTICS INC                                                   0            0       4,300
ROCKWELL AUTOMATION INC                 SOLE       1              409,300            0      29,800
ROCKWELL AUTOMATION INC                                                 0            0       4,150
SAFEWAY INC                             SOLE       1              398,700            0      29,000
SAFEWAY INC                                                             0            0       4,000
SCHERING PLOUGH CORP                    SOLE       1              621,100            0      43,400
SCHERING PLOUGH CORP                                                    0            0       6,400
SCHLUMBERGER LTD                        SOLE       1              319,650            0      22,550
SCHLUMBERGER LTD                                                        0            0       3,200
TIME WARNER CABLE INC                   SOLE       1              845,950            0      58,900
TIME WARNER CABLE INC                                                   0            0       8,300
TRANSOCEAN INC                          SOLE       1              200,100            0      14,186
TRANSOCEAN INC                                                          0            0       2,018
WEATHERFORD INTERNATIONAL LTD           SOLE       1              380,200            0      26,700
WEATHERFORD INTERNATIONAL LTD                                           0            0       3,900
ZEBRA TECHNOLOGIES CORP                 SOLE       1              561,850            0      44,400
ZEBRA TECHNOLOGIES CORP                                                 0            0       5,200



TOTAL VALUE (X$1000):                                  645,792
TOTAL SHARES PRN/AMT:                               16,012,935

TOTAL SOLE SHARES/PRN AMT:                          14,756,251
TOTAL SHARED SHARES/PRN AMT:                                 0
TOTAL NONE SHARES/PRN AMT:                           1,256,684